SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	$ 12,136,967	$ 9,708,899
Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties		9,708,899	$ 11,812,878
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	42,285
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	552,343	320,488
Shanghai Dongying [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties		320,488	2,513,370
Mobile Motion [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	704,937	873,717
Mobile Motion [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties		873,717	1,206,219
Related Party [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	$ 1,299,565	1,194,205
Related Party [Member] | Gamehaus Inc [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties		$ 1,194,205	$ 3,719,589